Financial Instruments - Schedule of Cash Flow Hedges - Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Option, Quantitative Disclosures [Line Items]
Total	$ (6,413)	$ (245)	$ (961)
Depreciation expense [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Interest rate swaps	(189)	(189)	(189)
Interest Expense [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Interest rate swaps	$ (6,224)	$ (56)	$ (772)